SUBSEQUENT EVENTS (Details) - USD ($)																1 Months Ended										2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 16, 2018	Feb. 15, 2018	Feb. 14, 2018	Feb. 01, 2018	Jan. 05, 2018	Jan. 01, 2018	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Nov. 03, 2017	Jun. 16, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	May 11, 2013	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 28, 2016	Feb. 27, 2018	Mar. 31, 2018	Jul. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)						$ 3,044,162																							$ 20,757	$ 103,096
Stock Issued During Period, Shares, New Issues											100,000																		4,131,536	3,798,417
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																	$ 0.001					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Rights, Granted																											700,000		4,479,974	2,049,504
Common Stock, Par or Stated Value Per Share (in Dollars per share)																	$ 0.001					0.001					$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																													$ 6,041,214
Proceeds from Issuance or Sale of Equity (in Dollars)																													6,011,229	$ 5,226,368
Payments of Stock Issuance Costs (in Dollars)																													$ 186,075	$ 490,543
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)																	$ 29,985										$ 29,985
Conversion of Stock, Shares Issued																	10,010	9,919
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							105,898	300,000	475,000			130,000	5,000	150,000													50,000		1,680,898	905,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 1.37	$ 1.50	$ 1.57			$ 1.55	$ 1.35	$ 1.36													$ 1.42		$ 1.50	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years	10 years	10 years			10 years	10 years	10 years
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																			$ 3,044,162
Stock Issued During Period, Shares, New Issues			9,919
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																													$ 1,500,000
Proceeds from Issuance or Sale of Equity (in Dollars)																													270,000
Conversion of Stock, Shares Issued																										367,343
Stock Issued During Period, Shares, Issued for Services				200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 1.42
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Consent Agreement, Series D Holders [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50		$ 1.50
Consent Agreement, Series D Holders [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50
Unit Purchase Agreements [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)																													$ 29,985
Unit Purchase Agreements [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					200,000
Class of Warrant or Rights, Granted					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars)					$ 299,985
Payments of Stock Issuance Costs (in Dollars)					$ 15
Share-based Compensation Award, Tranche One [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				100,000
Share-based Compensation Award, Tranche Two [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				100,000
Series E Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001																$ 0.001										$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)	$ 1,492,969																										$ 1,500,000
Payments of Stock Issuance Costs (in Dollars)	$ 7,031
Series E Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001
Class of Warrant or Rights, Granted	500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)	$ 1,500,000
Series D Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										1,334
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.001							$ 0.001					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)										$ 1,929,960																			$ 1,929,960
Payments of Stock Issuance Costs (in Dollars)										$ 70,040
Conversion of Stock, Shares Issued																	489,231	131,432	235,911
Conversion of Stock, Shares Converted																	367	100	180
Series D Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued																577,339
Conversion of Stock, Shares Converted																454										280
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues															450													2,181
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)															$ 450,000
Conversion of Stock, Shares Issued																	10,010	9,919		19,844	60,846	18,188	54,759	197,713	54,859				80,690
Conversion of Stock, Shares Converted																	10	10		20	65	20	70	236	75				85
Series C Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued																351,021
Conversion of Stock, Shares Converted			10													370